Document and Entity Information	Aug. 04, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 04, 2020
Entity Registrant Name	HAEMONETICS CORPORATION
Entity Central Index Key	0000313143
Amendment Flag	true
Entity Incorporation, State or Country Code	MA
Entity File Number	001-14041
Entity Tax Identification Number	04-2882273
Entity Address, Address Line One	125 Summer Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	781
Local Phone Number	848-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $.01 par value per share
Trading Symbol	HAE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On August 4, 2020, Haemonetics Corporation issued a press release announcing its financial results for the first quarter ended June 27, 2020. A copy of the press release was furnished under Items 2.02 and 9.01 on a Current Report on Form 8-K filed on August 4, 2020 (the “Report”), however, the Report was only identified or “tagged” in the Edgar filing as a Current Report on Form 8-K with disclosure under Item 9.01. This Amendment No. 1 to the Current Report on Form 8-K/A is being filed solely to identify or “tag” both Items 2.02 and 9.01 on the Edgar filing of the Report. No other changes are made with this filing.